Loans Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2022
Loans Allowance for Loan Losses and Credit Quality
Loans, Allowance for Loan Losses and Credit Quality

Note 4.  Loans, Allowance for Loan Losses and Credit Quality

The composition of net loans as of the balance sheet dates was as follows:

	December 31, 2022		December 31, 2021

Commercial & industrial	$112,951,873	15.09%	$111,125,622	16.10%
Purchased loans	7,530,458	1.00%	9,807,848	1.42%
Commercial real estate	356,892,986	47.68%	300,958,931	43.62%
Municipal	34,633,055	4.63%	47,955,231	6.95%
Residential real estate - 1st lien	198,743,375	26.55%	181,316,345	26.28%
Residential real estate - Jr lien	33,756,872	4.51%	34,359,864	4.98%
Consumer	4,039,989	0.54%	4,464,692	0.65%
Total loans	748,548,608	100.00%	689,988,533	100.00%

ALL	(8,709,225)		(7,710,256)
Deferred net loan costs (fees)	493,275		(37,972)
Net loans	$740,332,658		$682,240,305

The following is an age analysis of loans (including non-accrual), as of the balance sheet dates, by portfolio segment:

						Non-	90 Days or
		90 Days	Total			Accrual	More and
December 31, 2022	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$2,377,668	$879,802	$3,257,470	$109,694,403	$112,951,873	$3,442,124	$0
Purchased loans	0	0	0	7,530,458	7,530,458	0	0
Commercial real estate	1,395,444	353,842	1,749,286	355,143,700	356,892,986	3,180,478	324,927
Municipal	0	0	0	34,633,055	34,633,055	0	0
Residential real estate
1st lien	1,517,653	641,141	2,158,794	196,584,581	198,743,375	1,136,330	248,157
Jr lien	321,579	25,007	346,586	33,410,286	33,756,872	131,088	0
Consumer	18,745	0	18,745	4,021,244	4,039,989	0	0
Totals	$5,631,089	$1,899,792	$7,530,881	$741,017,727	$748,548,608	$7,890,020	$573,084

						Non-	90 Days or
		90 Days	Total			Accrual	More and
December 31, 2021	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$833,875	$0	$833,875	$110,291,747	$111,125,622	$98,661	$0
Purchased loans	0	0	0	9,807,848	9,807,848	0	0
Commercial real estate	49,450	2,400,514	2,449,964	298,508,967	300,958,931	4,517,839	0
Municipal	0	0	0	47,955,231	47,955,231	0	0
Residential real estate
1st lien	1,190,300	608,775	1,799,075	179,517,270	181,316,345	1,180,563	506,827
Jr lien	51,837	86,476	138,313	34,221,551	34,359,864	143,566	86,476
Consumer	9,741	0	9,741	4,454,951	4,464,692	0	0
Totals	$2,135,203	$3,095,765	$5,230,968	$684,757,565	$689,988,533	$5,940,629	$593,303

For all loan segments, loans over 30 days past due are considered delinquent.

As of the balance sheet dates presented, residential mortgage loans in process of foreclosure consisted of the following:

	Number of loans	Balance

December 31, 2022	1	$19,746
December 31, 2021	5	195,082

The following summarizes changes in the ALL and select loan information, by portfolio segment:

As of or for the year ended December 31, 2022

					Residential	Residential
	Commercial	Purchased	Commercial		Real Estate	Real Estate
	& Industrial	Loans	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$870,392	$68,655	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256
Charge-offs	(76,875)	0	(667,474)	0	0	0	(63,625)	0	(807,974)
Recoveries	14,112	0	667,474	0	111,763	5,089	30,505	0	828,943
Provision (credit)	308,693	(15,565)	910,053	(14,389)	124,181	54,847	47,108	(436,928)	978,000
ALL ending balance	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225

ALL evaluated for impairment
Individually	$2,322	$0	$0	$0	$106,280	$0	$0	$0	$108,602
Collectively	1,114,000	53,090	5,061,813	62,339	1,895,556	241,950	69,686	102,189	8,600,623
Total	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225

Loans evaluated for impairment
Individually	$3,442,124	$0	$3,176,835	$0	$3,816,012	$77,416	$0		$10,512,387
Collectively	109,509,749	7,530,458	353,716,151	34,633,055	194,927,363	33,679,456	4,039,989		738,036,221
Total	$112,951,873	$7,530,458	$356,892,986	$34,633,055	$198,743,375	$33,756,872	$4,039,989		$748,548,608

As of or for the year ended December 31, 2021

					Residential	Residential
	Commercial	Purchased	Commercial		Real Estate	Real Estate
	& Industrial	Loans	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$778,287	$64,260	$3,854,153	$82,211	$1,735,304	$234,896	$60,461	$398,913	$7,208,485
Charge-offs	(18,847)	0	(22,000)	0	(98,704)	0	(87,651)	0	(227,202)
Recoveries	4,761	0	27,160	0	7,636	10,821	54,430	0	104,808
Provision (credit)	106,191	4,395	292,447	(5,483)	121,656	(63,703)	28,458	140,204	624,165
ALL ending balance	$870,392	$68,655	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256

ALL evaluated for impairment
Individually	$0	$0	$0	$0	$79,978	$0	$0	$0	$79,978
Collectively	870,392	68,655	4,151,760	76,728	1,685,914	182,014	55,698	539,117	7,630,278
Total	$870,392	$68,655	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256

Loans evaluated for impairment
Individually	$93,362	$0	$4,553,734	$0	$3,720,503	$88,563	$0		$8,456,162
Collectively	111,032,260	9,807,848	296,405,197	47,955,231	177,595,842	34,271,301	4,464,692		681,532,371
Total	$111,125,622	$9,807,848	$300,958,931	$47,955,231	$181,316,345	$34,359,864	$4,464,692		$689,988,533

Impaired loans as of the balance sheet dates, by portfolio segment were as follows:

	As of December 31, 2022
		Unpaid
	Recorded	Principal	Related
	Investment(1)	Balance	Allowance

Related allowance recorded
Commercial & industrial	$452,963	$462,745	$2,322
Residential real estate – 1st lien	1,041,730	1,073,350	106,280
Total with related allowance	1,494,693	1,536,095	108,602

No related allowance recorded
Commercial & industrial	2,989,161	3,078,769
Commercial real estate	3,176,962	3,671,196
Residential real estate - 1st lien	2,785,669	3,805,682
Residential real estate - Jr lien	77,419	126,250
Total with no related allowance	9,029,211	10,681,897

Total impaired loans	$10,523,904	$12,217,992	$108,602

(1)	Recorded investment in impaired loans in the table above includes accrued interest receivable and deferred net loan costs of $11,517.

	As of December 31, 2022
	Year Ended
	Average	Interest
	Recorded	Income
	Investment	Recognized

Related allowance recorded
Commercial & industrial	$281,412	$0
Commercial real estate	49,942	0
Residential real estate - 1st lien	983,944	64,479
Residential real estate - Jr lien	506	0
Total with related allowance	1,315,804	64,479

No related allowance recorded
Commercial & industrial	1,180,935	204
Commercial real estate	3,680,783	115,651
Residential real estate - 1st lien	2,808,989	177,892
Residential real estate - Jr lien	82,261	314
Total with no related allowance	7,752,968	294,061

Total impaired loans	$9,068,772	$358,540
	As of December 31, 2021
		Unpaid
	Recorded	Principal	Related
	Investment(1)	Balance	Allowance

Related allowance recorded
Residential real estate - 1st lien	$702,586	$716,118	$79,978
Total with related allowance	702,586	716,118	79,978

No related allowance recorded
Commercial & industrial	93,362	115,414
Commercial real estate	4,554,074	5,108,557
Residential real estate - 1st lien	3,050,647	4,076,352
Residential real estate - Jr lien	88,570	132,802
Total with no related allowance	7,786,653	9,433,125

Total impaired loans	$8,489,239	$10,149,243	$79,978

(1)	Recorded investment in impaired loans in the table above includes accrued interest receivable and deferred net loan costs of $33,077.

	As of December 31, 2021
	Year Ended
	Average	Interest
	Recorded	Income
	Investment	Recognized

Related allowance recorded
Residential real estate - 1st lien	$858,124	$60,769
Residential real estate - Jr lien	3,452	243
Total with related allowance	861,576	61,012

No related allowance recorded
Commercial & industrial	290,181	204
Commercial real estate	2,747,193	120,996
Residential real estate - 1st lien	3,331,971	205,514
Residential real estate - Jr lien	124,803	186
Total with no related allowance	6,494,148	326,900

Total impaired loans	$7,355,724	$387,912

Credit Quality Grouping

In developing the ALL, management uses credit quality groupings to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Acceptable Risk – are loans that are expected to perform as agreed under their respective terms.  Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial purpose loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the federal government are considered acceptable risk.

Group B loans – Management Involved - are loans that require greater attention than the acceptable risk loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or borrowers that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial purpose loans that are individually risk rated.

Group C loans – Unacceptable Risk – are loans that have distinct shortcomings that require a greater degree of management attention.  Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency.  These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the Bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history.  Assessment of expected future payment performance requires consideration of numerous factors.  While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management.  Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions.  There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received.  Risk ratings are assessed on an ongoing basis and at various points, including at delinquency or at the time of other adverse events.  For larger, more complex or adversely rated loans, risk ratings are also assessed at the time of annual or periodic review.  Lenders are required to make immediate disclosure to the Senior Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio, by segment, as of the balance sheet dates were as follows:

As of December 31, 2022

					Residential	Residential
	Commercial	Purchased	Commercial		Real Estate	Real Estate
	& Industrial	Loans	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$104,697,047	$7,530,458	$347,732,935	$34,633,055	$195,269,893	$33,538,767	$4,039,989	$727,442,144
Group B	6,296,411	0	2,754,649	0	0	0	0	9,051,060
Group C	1,958,415	0	6,405,402	0	3,473,482	218,105	0	12,055,404
Total	$112,951,873	$7,530,458	$356,892,986	$34,633,055	$198,743,375	$33,756,872	$4,039,989	$748,548,608

As of December 31, 2021

					Residential	Residential
	Commercial	Purchased	Commercial		Real Estate	Real Estate
	& Industrial	Loans	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$107,799,925	$9,807,848	$285,732,365	$47,955,231	$177,456,149	$34,166,076	$4,464,692	$667,382,286
Group B	693,084	0	6,550,335	0	0	0	0	7,243,419
Group C	2,632,613	0	8,676,231	0	3,860,196	193,788	0	15,362,828
Total	$111,125,622	$9,807,848	$300,958,931	$47,955,231	$181,316,345	$34,359,864	$4,464,692	$689,988,533

Modifications of Loans and TDRs

A loan is classified as a TDR if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company is deemed to have granted such a concession if it has modified a troubled loan in any of the following ways:

•	Reduced accrued interest;
•	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;
•	Converted a variable-rate loan to a fixed-rate loan;
•	Extended the term of the loan beyond an insignificant delay;
•	Deferred or forgiven principal in an amount greater than three months of payments;
•	Performed a refinancing and deferred or forgiven principal on the original loan;
•	Capitalized protective advance to pay delinquent real estate taxes; or
•	Capitalized delinquent accrued interest.

An insignificant delay or insignificant shortfall in the amount of payments typically would not require the loan to be accounted for as a TDR.  However, pursuant to regulatory guidance, any payment delay longer than three months is generally not considered insignificant. Management’s assessment of whether a concession has been granted also takes into account payments expected to be received from third parties, including third-party guarantors, provided that the third party has the ability to perform on the guarantee.

The Company’s TDRs are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced interest rates for borrowers below the current market rate for the borrower.  The Company has not forgiven principal or reduced accrued interest within the terms of original restructurings, nor has it converted variable rate terms to fixed rate terms.  However, the Company evaluates each TDR situation on its own merits and does not foreclose the granting of any particular type of concession.

The Company adopted the TDR guidance issued by the federal banking agencies in March and April 2020 regarding the treatment of certain short-term loan modifications relating to the COVID-19 pandemic. Under this guidance, qualifying concessions and modifications are not considered TDRs.  In total, throughout the pandemic, the Company granted short term loan concessions and/or modifications within the terms of this guidance to 595 borrowers. Of those loans, 302 remained on the books with an aggregate principal balance of $84.5 million as of December 31, 2022.  None of these loans were in a deferral status as of December 31, 2022; however, these loans may bear a higher risk of default in future periods.

New TDRs, by portfolio segment, for the periods presented were as follows:

Year ended December 31, 2022

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate -1st lien	2	$562,592	$562,592

Year ended December 31, 2021

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	1	$41,751	$41,751
Commercial real estate	2	3,153,402	3,153,402
Residential real estate
1st lien	1	67,007	67,007
	4	$3,262,160	$3,262,160

There were no TDRs for which there was a payment default during the twelve month period ended December 31, 2022. The TDRs for which there was a payment default during the twelve month periods presented were as follows:

Year ended December 31, 2021

	Number of	Recorded
	Contracts	Investment

Commercial & industrial	1	$38,001
Commercial real estate	2	3,081,810
	3	$3,119,811

TDRs are treated as other impaired loans and carry individual specific reserves with respect to the calculation of the ALL.  These loans are categorized as non-performing, may be past due, and are generally adversely risk rated. The TDRs that have defaulted under their restructured terms are generally in collection status and their reserve is typically calculated using the fair value of collateral method.

The specific allowances related to TDRs as of the balance sheet dates presented were as follows:

	2022	2021

Specific Allocation	$106,280	$79,978

As of the balance sheet dates, the Company evaluates whether it is contractually committed to lend additional funds to debtors with impaired, non-accrual or modified loans.  The Company is contractually committed to lend under one SBA guaranteed line of credit to a borrower whose lending relationship was previously restructured.